GOODWILL AND INTANGIBLES Schedule of Intangibles (Details) (USD $) In Thousands, unless otherwise specified	Jun. 25, 2014	Jun. 26, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Franchise Rights	$ 9,107	$ 560
Finite-Lived Franchise Rights, Accumulated Amortization	(1,121)	(241)
Finite-Lived Franchise Rights, net	7,986	319
Other Finite-Lived Intangible Assets, Gross	872	364
Other Finite-Lived Intanigble Assets, Accumulated Amortization	(292)	(210)
Other Intangible Assets, Net	580	154
Finite-Lived Intangible Assets, Gross	9,979	924
Finite-Lived Intangible Assets, Accumulated Amortization	(1,413)	(451)
Finite-Lived Intangible Assets, Net	8,566	473
Indefinite-Lived License Agreements	$ 10,275	$ 10,223